Expense Example, No Redemption (Vanguard PRIMECAP Core Fund Participant)	Vanguard PRIMECAP Core Fund Vanguard PRIMECAP Core Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	51
3 YEAR	160
5 YEAR	280
10 YEAR	628